Loans to Customers, net	12 Months Ended
Dec. 31, 2017
Loans to Customers, net
Loans to Customers, net

11.   Loans to Customers, net:

(a)   Loans to Customers:

As of December 31, 2015, 2016 and 2017, the composition of our portfolio of loans is the following:

	As of December 31, 2015
	Assets before Allowances				Allowances established
	Normal Portfolio	Substandard Portfolio	Non-Complying Portfolio	Total	Individual Provision	Group Provision	Total Provision	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Commercial loans	10,340,495	89,792	388,214	10,818,501	(122,314)	(83,521)	(205,835)	10,612,666
Foreign trade loans	1,318,078	64,849	60,318	1,443,245	(72,708)	(3,286)	(75,994)	1,367,251
Current account debtors	227,063	2,519	9,646	239,228	(4,501)	(4,082)	(8,583)	230,645
Factoring transactions	483,797	2,282	754	486,833	(5,358)	(1,773)	(7,131)	479,702
Commercial lease transactions (1)	1,334,038	15,367	25,651	1,375,056	(5,389)	(11,004)	(16,393)	1,358,663
Other loans and accounts receivable	50,898	257	7,147	58,302	(2,154)	(3,414)	(5,568)	52,734

Subtotal	13,754,369	175,066	491,730	14,421,165	(212,424)	(107,080)	(319,504)	14,101,661

Mortgage loans
Mortgage bonds (2)	49,849	—	3,771	53,620	—	(68)	(68)	53,552
Transferable mortgage loans	82,826	—	1,818	84,644	—	(95)	(95)	84,549
Other residential real estate mortgage loans	6,146,484	—	111,423	6,257,907	—	(29,813)	(29,813)	6,228,094
Credits from ANAP	17	—	—	17	—	—	—	17
Other loans and accounts receivable	8,644	—	154	8,798	—	(29)	(29)	8,769

Subtotal	6,287,820	—	117,166	6,404,986	—	(30,005)	(30,005)	6,374,981

Consumer loans
Consumer loans in installments	2,188,881	—	244,355	2,433,236	—	(158,135)	(158,135)	2,275,101
Current account debtors	292,534	—	4,325	296,859	—	(7,476)	(7,476)	289,383
Credit card debtors	991,831	—	24,518	1,016,349	—	(34,968)	(34,968)	981,381
Other loans and accounts receivable	50	—	781	831	—	(355)	(355)	476

Subtotal	3,473,296	—	273,979	3,747,275	—	(200,934)	(200,934)	3,546,341

Total	23,515,485	175,066	882,875	24,573,426	(212,424)	(338,019)	(550,443)	24,022,983

(1)

In this item, the Bank finances its customers purchases of assets, including real estate and other personal property, through finance lease agreements.  As of December 31, 2015 Ch$653,225 million corresponds to finance leases for real estate and Ch$721,831 million corresponds to finance leases for other assets.

(2)

For mortgage bonds that finance residential mortgage loans, the Bank is solely responsible for the payment of that obligation to the mortgage bond holders, regardless of the payment behavior of the residential mortgage borrower.  Accordingly, none of our residential mortgage loans serves as a guarantee or collateral for our mortgage bonds.

	As of December 31, 2016
	Assets before Allowances				Allowances established
	Normal Portfolio	Substandard Portfolio	Non-Complying Portfolio	Total	Individual Provision	Group Provision	Total Provision	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Commercial loans	10,603,307	132,308	304,212	11,039,827	(91,186)	(82,218)	(173,404)	10,866,423
Foreign trade loans	1,167,598	47,317	54,107	1,269,022	(61,388)	(3,410)	(64,798)	1,204,224
Current account debtors	209,031	2,499	2,319	213,849	(1,632)	(4,467)	(6,099)	207,750
Factoring transactions	507,807	1,724	810	510,341	(4,322)	(1,953)	(6,275)	504,066
Student loans	41,738	—	949	42,687	—	(1,278)	(1,278)	41,409
Commercial lease transactions (1)	1,312,740	12,549	25,823	1,351,112	(5,449)	(10,574)	(16,023)	1,335,089
Other loans and accounts receivable	66,050	418	5,729	72,197	(685)	(3,712)	(4,397)	67,800

Subtotal	13,908,271	196,815	393,949	14,499,035	(164,662)	(107,612)	(272,274)	14,226,761

Mortgage loans
Mortgage bonds (2)	37,355	—	3,150	40,505	—	(45)	(45)	40,460
Transferable mortgage loans	66,385	—	2,173	68,558	—	(95)	(95)	68,463
Other residential real estate mortgage loans	6,673,029	—	134,715	6,807,744	—	(32,432)	(32,432)	6,775,312
Credits from ANAP	13	—	—	13	—	—	—	13
Other loans and accounts receivable	7,832	—	114	7,946	—	(175)	(175)	7,771

Subtotal	6,784,614	—	140,152	6,924,766	—	(32,747)	(32,747)	6,892,019

Consumer loans
Consumer loans in installments	2,266,117	—	222,843	2,488,960	—	(200,979)	(200,979)	2,287,981
Current account debtors	326,012	—	3,208	329,220	—	(6,139)	(6,139)	323,081
Credit card debtors	1,131,412	—	24,264	1,155,676	—	(42,232)	(42,232)	1,113,444
Other loans and accounts receivable	9	—	758	767	—	(398)	(398)	369

Subtotal	3,723,550	—	251,073	3,974,623	—	(249,748)	(249,748)	3,724,875

Total	24,416,435	196,815	785,174	25,398,424	(164,662)	(390,107)	(554,769)	24,843,655

(1)

In this item, the Bank finances its customers purchases of assets, including real estate and other personal property, through finance lease agreements.  As of December 31, 2016 Ch$631,500 million corresponds to finance leases for real estate and Ch$719,612 million corresponds to finance leases for other assets.

(2)

For mortgage bonds that finance residential mortgage loans, the Bank is solely responsible for the payment of that obligation to the mortgage bond holders, regardless of the payment behavior of the residential mortgage borrower.  Accordingly, none of our residential mortgage loans serves as a guarantee or collateral for our mortgage bonds.

	As of December 31, 2017
	Assets before Allowances				Allowances established
	Normal Portfolio	Substandard Portfolio	Non-Complying Portfolio	Total	Individual Provision	Group Provision	Total Provision	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Commercial loans	10,199,048	67,602	301,785	10,568,435	(76,408)	(84,587)	(160,995)	10,407,440
Foreign trade loans	948,547	10,627	24,622	983,796	(24,271)	(2,311)	(26,582)	957,214
Current account debtors	265,842	2,706	2,420	270,968	(1,827)	(6,350)	(8,177)	262,791
Factoring transactions	643,352	2,552	931	646,835	(4,290)	(2,037)	(6,327)	640,508
Student loans	44,407	—	1,617	46,024	—	(1,319)	(1,319)	44,705
Commercial lease transactions (1)	1,337,411	17,468	26,637	1,381,516	(3,263)	(8,215)	(11,478)	1,370,038
Other loans and accounts receivable	55,521	298	7,425	63,244	(663)	(5,688)	(6,351)	56,893

Subtotal	13,494,128	101,253	365,437	13,960,818	(110,722)	(110,507)	(221,229)	13,739,589

Mortgage loans
Mortgage bonds (2)	27,568	—	2,216	29,784	—	(11)	(11)	29,773
Transferable mortgage loans	52,229	—	1,850	54,079	—	(58)	(58)	54,021
Other residential real estate mortgage loans	7,229,037	—	155,760	7,384,797	—	(31,729)	(31,729)	7,353,068
Credits from ANAP	8	—	—	8	—	—	—	8
Other loans and accounts receivable	8,127	—	441	8,568	—	(217)	(217)	8,351

Subtotal	7,316,969	—	160,267	7,477,236	—	(32,015)	(32,015)	7,445,221

Consumer loans
Consumer loans in installments	2,311,482	—	227,258	2,538,740	—	(175,293)	(175,293)	2,363,447
Current account debtors	314,506	—	2,172	316,678	—	(10,446)	(10,446)	306,232
Credit card debtors	1,134,476	—	22,655	1,157,131	—	(56,525)	(56,525)	1,100,606
Other loans and accounts receivable	8	—	902	910	—	(313)	(313)	597

Subtotal	3,760,472	—	252,987	4,013,459	—	(242,577)	(242,577)	3,770,882

Total	24,571,569	101,253	778,691	25,451,513	(110,722)	(385,099)	(495,821)	24,955,692

(1)

In this item, the Bank finances its customers’ purchases of assets, including real estate and other personal property, through finance lease agreements.  As of December 31, 2017, Ch$653,575 million corresponds to finance leases for real estate and Ch$727,941 million corresponds to finance leases for other assets.

(2)

For mortgage bonds that finance residential mortgage loans, the Bank is solely responsible for the payment of that obligation to the mortgage bond holders, regardless of the payment behavior of the residential mortgage borrower.  Accordingly, none of our residential mortgage loans serves as a guarantee or collateral for our mortgage bonds.

(b)   Allowances for loan losses:

Changes in allowances for loan losses during 2015, 2016 and 2017 are as follows:

	Commercial		Mortgage	Consumer
	Individual	Group	Group	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2015	162,067	111,746	24,021	192,724	490,558
Charge-offs	(13,228)	(44,760)	(2,553)	(196,015)	(256,556)
Sales or transfers of credits	(2,690)	—	—	—	(2,690)
Loan portfolio acquisition	12,329	—	—	—	12,329
Allowances established, net	53,946	40,094	8,537	204,225	306,802

Balance as of December 31, 2015	212,424	107,080	30,005	200,934	550,443

Charge-offs	(14,913)	(44,930)	(4,190)	(213,024)	(277,057)
Sales or transfers of credits	(24,925)	—	—	—	(24,925)
Loan portfolio acquisition	—	—	—	—	—
Allowances (released) established, net	(7,924)	45,462	6,932	261,838	306,308

Balance as of December 31, 2016	164,662	107,612	32,747	249,748	554,769

Charge-offs	(13,774)	(44,942)	(5,093)	(254,981)	(318,790)
Sales or transfers of credits	(11,595)	—	—	—	(11,595)
Allowances (released) established, net	(28,571)	47,837	4,361	247,810	271,437

Balance as of December 31, 2017	110,722	110,507	32,015	242,577	495,821

(c)   During 2016 and 2017, the Bank and its subsidiaries presented the following allowance for loan losses associated with impaired loans and with non-impaired loans:

	As of December 31,
	2016	2017
	MCh$	MCh$
Individual impaired	106,456	57,486
Group impaired	192,960	191,216

Allowances for impaired loans (*)	299,416	248,702
Provision for not yet identified but incurred impairment	255,353	247,119

Total allowances for loan losses	554,769	495,821

(*) Includes allowances related to individual and group impaired portfolios.  Notes 11(a) and 11(b) include total allowance amounts from impaired and non-impaired portfolios

(d)   Finance Lease Contracts:

The Bank’s scheduled cash flows to be received from finance leasing contracts have the following maturities:

	Total receivable		Unearned income		Net lease receivable (*)
	2016	2017	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Due within one year	463,296	461,354	(54,347)	(54,216)	408,949	407,138
Due after 1 year but within 2 years	325,230	338,305	(40,166)	(39,946)	285,064	298,359
Due after 2 years but within 3 years	223,796	230,920	(26,156)	(26,136)	197,640	204,784
Due after 3 years but within 4 years	147,047	146,921	(18,162)	(17,680)	128,885	129,241
Due after 4 years but within 5 years	99,992	99,268	(12,698)	(12,564)	87,294	86,704
Due after 5 years	265,660	278,607	(28,399)	(27,315)	237,261	251,292

Total	1,525,021	1,555,375	(179,928)	(177,857)	1,345,093	1,377,518

(*) The net balance receivable does not include the total overdue portfolio totaling Ch$6,019 million and Ch$3,998 million as of December 31, 2016 and 2017, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.

The leasing contracts are related to real estate, industrial machinery, vehicles and transport equipment. The leasing contracts have an average life of between 2 and 14 years.

(e)   Loans by industry sector:

The following table details the Bank’s loan portfolio (before allowances for loans losses) as of December 31, 2016 and 2017 by the customer’s industry sector:

	Location
	Chile		Abroad		Total
	2016	2017	2016	2017	2016		2017
	MCh$	MCh$	MCh$	MCh$	MCh$	%	MCh$	%
Commercial loans:
Commerce	2,191,018	2,013,411	52,456	21,718	2,243,474	8.83	2,035,129	7.99
Services	1,937,428	1,964,238	—	—	1,937,428	7.63	1,964,238	7.72
Financial services	2,102,582	1,845,464	13,621	6,185	2,116,203	8.33	1,851,649	7.27
Transportation and telecommunications	1,636,994	1,612,930	—	—	1,636,994	6.45	1,612,930	6.34
Construction	1,647,862	1,493,373	—	—	1,647,862	6.49	1,493,373	5.87
Manufacturing	1,517,436	1,369,293	44,301	30,399	1,561,737	6.15	1,399,692	5.50
Agriculture and livestock	1,184,869	1,354,069	—	—	1,184,869	4.67	1,354,069	5.32
Electricity, gas and water	566,438	565,695	—	—	566,438	2.23	565,695	2.22
Mining	432,822	422,176	—	—	432,822	1.70	422,176	1.66
Fishing	264,042	145,266	—	—	264,042	1.04	145,266	0.57
Other	907,166	1,116,601	—	—	907,166	3.57	1,116,601	4.39

Subtotal	14,388,657	13,902,516	110,378	58,302	14,499,035	57.09	13,960,818	54.85

Residential mortgage loans	6,924,766	7,477,236	—	—	6,924,766	27.26	7,477,236	29.38
Consumer loans	3,974,623	4,013,459	—	—	3,974,623	15.65	4,013,459	15.77

Total	25,288,046	25,393,211	110,378	58,302	25,398,424	100.00	25,451,513	100.00

(f)   Purchase of loan portfolio

During 2017, the Bank acquired loan portfolios, whose nominal value amounted to Ch$1,495 million.

During 2016, the Bank acquired loan portfolios, whose nominal value amounted to Ch$54,969 million.

(g)   Sale or transfer of credits from the loans to customers:

During 2016 and 2017 Banco de Chile has carried out transactions of sale or transfer of the loan portfolio according to the following:

	As of December 31, 2016
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	130,045	(24,925)	110,050	4,930
Sale of write-off loans (*)	—	—	—	—

Total	130,045	(24,925)	110,050	4,930

	As of December 31, 2017
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	33,681	(11,595)	24,126	2,040
Sale of write-off loans	—	—	23	23

Total	33,681	(11,595)	24,149	2,063

(h)   Own assets securitizations:

During 2016 and 2017 the Bank did not execute securitization transactions involving its own assets.